                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07289
                                                     -----------

                         High Yield Municipals Portfolio
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  January 31st
                                  ------------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.9%
-------------------------------------------------------------------------
    $ 7,000        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $  7,105,280
      2,876        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   6.625%, 9/1/20                               2,851,151
      2,000        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   (AMT), 5.875%, 9/1/20                        1,831,580
-------------------------------------------------------------------------
                                                             $ 11,788,011
-------------------------------------------------------------------------
Education -- 1.3%
-------------------------------------------------------------------------
    $ 3,000        California Educational Facilities
                   Authority, Residual Certificates,
                   Variable Rate, 12/1/32(1)(2)              $  3,172,740
      2,000        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.50%, 6/1/26(3)                   2,105,080
-------------------------------------------------------------------------
                                                             $  5,277,820
-------------------------------------------------------------------------
Electric Utilities -- 6.6%
-------------------------------------------------------------------------
    $ 4,000        Anaheim, CA, Public Financing Authority,
                   5.00%, 10/1/31                            $  3,919,760
      1,350        Brazos River Authority, TX, (Reliant
                   Energy, Inc.), 5.375%, 4/1/19                1,207,480
      3,000        Brazos River Authority, TX, PCR (Texas
                   Energy Co.), (AMT), 6.75%, 4/1/38            3,253,380
      4,200        Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30(4)                            3,493,896
      1,250        Connecticut Development Authority,
                   (Connecticut Light and Power), Variable
                   Rate, 9/1/22(1)(5)                           1,358,625
      2,500        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/22(1)(5)                                 2,717,250
      3,965        Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy) ,
                   5.95%, 5/1/30                                3,742,286
      4,000        Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy) ,
                   8.00%, 5/1/29                                4,304,640
      1,500        Mississippi Business Finance Corp.,
                   (System Energy Resources, Inc.),
                   5.90%, 5/1/22                                1,479,930
        946        Salt River, AZ, Agricultural
                   Improvements and Power District
                   Electric, Residual Certificates,
                   Variable Rate, 1/1/25(1)(5)                    923,385
-------------------------------------------------------------------------
                                                             $ 26,400,632
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.1%
-------------------------------------------------------------------------
    $10,000        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $  3,539,200
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
    $ 3,500        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $  1,238,720
      2,880        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), Prerefunded to 9/1/06,
                   10.75%, 9/1/26                               3,652,042
-------------------------------------------------------------------------
                                                             $  8,429,962
-------------------------------------------------------------------------
General Obligations -- 2.3%
-------------------------------------------------------------------------
    $ 2,500        California, 2.00%, 6/16/04                $  2,505,325
      2,500        California, 5.00%, 2/1/33                    2,259,700
      3,000        New York, NY, Variable Rate,
                   6/1/28(1)(2)                                 2,931,450
      4,100        North Carolina, Variable Rate,
                   3/1/28(1)(5)                                 1,637,581
-------------------------------------------------------------------------
                                                             $  9,334,056
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 5.4%
-------------------------------------------------------------------------
    $ 2,845        Illinois Development Finance Authority,
                   (Community Rehabilitation Providers),
                   5.60%, 7/1/19(4)                          $  2,634,385
      3,150        Osceola County, FL, IDA, Community
                   Provider Pooled Loan-93, 7.75%, 7/1/17       3,181,311
      2,399        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.75%, 12/1/36                2,472,562
      1,237        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.00%, 12/1/36                1,284,410
      1,023        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.00%, 12/1/36                1,062,294
      2,232        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.75%, 12/1/36                2,270,130
      1,877        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.90%, 12/1/36                1,938,901
        352        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.25%, 12/1/36                  372,521
        800        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.375%, 12/1/36                 835,831
      2,215        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.50%, 12/1/36                2,287,326
        930        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.70%, 12/1/36                  976,137

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
-------------------------------------------------------------------------
    $ 1,860        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.81%, 9/1/36              $  1,956,998
        558        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.875%, 12/1/36                 590,051
-------------------------------------------------------------------------
                                                             $ 21,862,857
-------------------------------------------------------------------------
Hospital -- 7.1%
-------------------------------------------------------------------------
    $ 2,500        California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(1)(5)                       $  2,761,525
      2,250        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.40%, 11/15/29      2,041,065
      3,685        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.25%, 10/1/18                               4,254,517
      3,700        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.375%, 10/1/28                              4,258,182
      2,000        New Hampshire HEFA, (Littleton
                   Hospital), 6.00%, 5/1/28                     1,598,100
      1,000        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.00%, 8/15/08         822,670
      1,500        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.20%, 8/15/11       1,142,250
      3,010        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.625%, 8/15/29      1,971,580
      1,500        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.75%, 8/15/12       1,178,340
      2,560        Oneida County, NY, Industrial
                   Development Agency, (Elizabeth Medical
                   Center), 6.00%, 12/1/29                      2,209,997
        875        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/13(6)                              282,625
      5,900        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(6)                            1,905,700
      1,785        San Gorgonio, CA, (Memorial Health Care
                   District), 5.75%, 5/1/20                     1,510,663
      2,500        Sullivan County, TN, Health Educational
                   and Housing Facility Board, (Wellmont
                   Health System), 6.25%, 9/1/32                2,526,825
-------------------------------------------------------------------------
                                                             $ 28,464,039
-------------------------------------------------------------------------
Housing -- 6.6%
-------------------------------------------------------------------------
    $   730        Atlanta, GA, Urban Residential Finance
                   Authority, (New Community John Hope
                   Project), (AMT), 7.25%, 6/1/07            $    734,752
      2,500        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20         2,540,775
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
    $   865        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05      $    861,159
      1,855        Jefferson County, MO, IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                               1,769,466
        490        Jefferson County, MO, IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   7.125%, 11/1/29                                475,790
      3,850        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19        3,503,538
      1,500        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.625%, 7/1/33        1,337,730
      2,330        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 8.00%, 1/1/34         2,082,344
      5,000        Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   6.875%, 6/30/09                              5,405,500
      3,290        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                               2,995,677
      1,460        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                               1,314,146
      1,465        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06           1,434,030
      2,000        Texas Student Housing Corp., (University
                   of Northern Texas), 11.00%, 7/1/31           1,888,800
        395        Virginia Housing Development Authority,
                   RITES, (AMT), Variable Rate,
                   7/1/21(1)(5)                                   392,274
-------------------------------------------------------------------------
                                                             $ 26,735,981
-------------------------------------------------------------------------
Industrial Development Revenue -- 21.9%
-------------------------------------------------------------------------
    $ 2,370        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   6.50%, 10/1/24                            $  2,125,054
      3,065        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   9.25%, 10/1/21                               3,377,414
      2,000        Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21(6)                       390,000
      3,900        Carbon County, UT, (Laidlaw
                   Environmental Services Inc.), (AMT),
                   7.45%, 7/1/17                                3,636,555
      5,000        Dallas-Fort Worth, TX, International
                   Airport Facility Improvements Corp.,
                   (American Airlines), (AMT),
                   5.95%, 5/1/29                                4,556,250
      1,665        Dallas-Fort Worth, TX, International
                   Airport Facility Improvements Corp.,
                   DRIVERS, 13.985%, 11/1/18(1)(2)              1,800,448
      3,000        Denver, CO, City and County Special
                   Facilities, (United Airlines), (AMT),
                   6.875%, 10/1/32                              1,177,500
      8,000        Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                               6,813,200

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $   675        Florence County, SC, (Stone Container),
                   7.375%, 2/1/07                            $    685,031
      2,700        Hancock County, KY, (Southwire Co.),
                   (AMT), 7.75%, 7/1/25                         2,711,934
      4,000        Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17             4,101,760
      4,200        Houston, TX, Airport System,
                   (Continental Airlines), 6.75%, 7/1/29        3,356,388
      6,965        Indianapolis, IN, Airport Authority,
                   (United Airlines), (AMT),
                   6.50%, 11/15/31(6)                           2,838,238
      4,065        Kansas City, MO, IDA, (Airline Cargo
                   Facilities), (AMT), 8.50%, 1/1/17            4,241,380
      2,500        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Terminal Four),
                   (AMT), 7.50%, 12/1/24                        2,085,250
      2,730        Maryland EDA, (AFCO Cargo), (AMT),
                   6.50%, 7/1/24                                2,516,541
      3,400        Morgantown, KY, Solid Waste Revenue,
                   (IMCO Recycling, Inc.), (AMT),
                   7.45%, 5/1/22                                3,310,546
        920        New Albany, IN, IDA, (K-Mart),
                   7.40%, 6/1/06                                  740,600
     10,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        8,416,500
        500        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18(6)                             455,350
      4,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                3,984,000
      4,000        New Jersey EDA, (School Facilities),
                   5.00%, 6/15/28(7)                            3,943,720
      4,000        New York City, NY, Industrial
                   Development Agency, (American Airlines,
                   Inc.), (AMT), 8.50%, 8/1/28                  2,309,960
      2,000        Perry County, KY, TJ International Inc.,
                   (AMT), 6.55%, 4/15/27                        2,097,460
      1,700        Phoenix, AZ, IDA, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19          968,490
      5,800        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26              3,132,058
     22,211        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                              6,561,964
        214        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                153,931
      6,206        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                              2,826,006
      1,797        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(6)                              3,055
        703        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(6)                              1,195
      3,000        Rumford, ME, Solid Waste Disposal,
                   (Boise Cascade Corp.), 6.875%, 10/1/26       2,922,420
-------------------------------------------------------------------------
                                                             $ 88,240,198
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 0.7%
-------------------------------------------------------------------------
    $ 1,500        Matagorda County, TX, Navigation
                   District No. 1, (Centerpoint Energy,
                   Inc./Houston Light & Power Co.), (MBIA),
                   4.00%, 10/15/15                           $  1,406,550
      1,500        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/20(1)(2)                                 1,557,930
-------------------------------------------------------------------------
                                                             $  2,964,480
-------------------------------------------------------------------------
Insured-General Obligations -- 1.6%
-------------------------------------------------------------------------
    $ 1,000        California, Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/30(1)(2)     $  1,047,650
      4,900        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(1)(2)                  5,166,070
-------------------------------------------------------------------------
                                                             $  6,213,720
-------------------------------------------------------------------------
Insured-Hospital -- 0.7%
-------------------------------------------------------------------------
    $ 2,415        California Statewide Communities
                   Development Authority, (Sutter Health),
                   Residual Certificates, (FSA), Variable
                   Rate, 8/15/19(1)(2)                       $  2,804,057
-------------------------------------------------------------------------
                                                             $  2,804,057
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.1%
-------------------------------------------------------------------------
    $    75        South Orange County, CA, Public
                   Financing Authority, (FGIC), DRIVERS,
                   Variable Rate, 8/15/15(1)(2)              $    442,163
-------------------------------------------------------------------------
                                                             $    442,163
-------------------------------------------------------------------------
Insured-Transportation -- 2.8%
-------------------------------------------------------------------------
    $ 2,985        Monroe County, NY, Airport Authority,
                   (MBIA), DRIVERS, (AMT), Variable Rate,
                   1/1/18(1)(5)                              $  3,604,149
      2,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 7/1/23(1)(2)          2,132,900
      2,500        Puerto Rico Highway and Transportation
                   Authority, (CIFG), 5.00%, 7/1/23             2,524,250
      3,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(1)(2)                                 3,034,950
-------------------------------------------------------------------------
                                                             $ 11,296,249
-------------------------------------------------------------------------
Miscellaneous -- 1.4%
-------------------------------------------------------------------------
    $ 3,000        Colorado River Indian Tribe, AZ,
                   6.25%, 8/1/04                             $  3,078,720
      2,689        Santa Fe, NM, (1st Interstate Plaza),
                   8.00%, 7/1/13                                2,708,923
-------------------------------------------------------------------------
                                                             $  5,787,643
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Nursing Home -- 6.3%
-------------------------------------------------------------------------
    $ 3,310        Bell County, TX, (Heritage Oaks
                   Healthcare), 6.70%, 6/1/29                $  2,263,808
      3,060        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                         3,155,931
      2,300        Colorado HFA, (Volunteers of America),
                   5.75%, 7/1/20                                2,029,819
      3,600        Colorado HFA, (Volunteers of America),
                   5.875%, 7/1/28                               3,069,648
      1,100        Colorado HFA, (Volunteers of America),
                   6.00%, 7/1/29                                  957,319
      2,500        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               2,461,425
      1,190        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25         1,213,860
      1,930        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                1,638,107
      3,838        Tarrant County, TX, Health Facilities
                   Authority, 8.00%, 9/1/25(6)                  1,513,661
      1,526        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.125%, 9/1/09(6)                              64,388
      4,577        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.25%, 9/1/19(6)                              193,164
      3,200        Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                3,260,832
      3,790        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29               3,497,753
-------------------------------------------------------------------------
                                                             $ 25,319,715
-------------------------------------------------------------------------
Other Revenue -- 7.7%
-------------------------------------------------------------------------
    $ 6,000        California Statewide Communities
                   Development Authority, (East Valley
                   Tourist Development Authority),
                   8.25%, 10/1/14                            $  5,606,100
      3,000        California Statewide Communities
                   Development Authority, (East Valley
                   Tourist Development Authority),
                   11.00%, 10/1/20                              2,976,210
      3,800        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 8.95%, 10/1/33            4,206,600
      8,700        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33          10,261,215
      3,715        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                       3,427,422
      1,200        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(1)(2)      1,620,360
      3,525        Tobacco Settlement Financing Corp., NJ,
                   Variable Rate, 6/1/39(1)(5)                  2,723,803
-------------------------------------------------------------------------
                                                             $ 30,821,710
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Senior Living / Life Care -- 11.9%
-------------------------------------------------------------------------
    $ 7,820        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $  7,132,309
      2,500        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(8)                            1,898,400
      1,000        Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25             1,038,540
      1,870        Chester, PA, IDA, (Senior Life-Choice of
                   Paoli), (AMT), 8.05%, 1/1/24                 1,903,697
      3,500        Delaware County, PA, (White Horse
                   Village), 7.30%, 7/1/14                      3,596,740
      1,585        Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.625%, 9/1/25                        1,662,871
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/13                           407,280
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/13                           388,320
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/14                           368,400
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/14                           351,150
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/15                           332,830
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/15                           316,420
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/16                           300,790
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/16                           285,880
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/17                           271,630
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/17                           258,200
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/18                           245,400
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/18                           233,200
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/19                           221,670
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/19                           210,650
      1,870        Grove City, PA, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,804,849
      3,530        Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois),
                   7.80%, 6/1/25                                3,615,638
      7,500        Kansas City, MO, IDA, (Kingswood United
                   Methodist Manor), 5.875%, 11/15/29           6,419,625
      3,410        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25               3,262,040

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
    $ 5,220        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                             $  4,804,175
      3,200        Minneapolis, MN, (Walker Methodist
                   Senior Services), 6.00%, 11/15/28            2,611,232
      5,205        North Miami, FL, Health Care Facilities,
                   (Imperial Club), 8.00%, 1/1/33               3,838,948
-------------------------------------------------------------------------
                                                             $ 47,780,884
-------------------------------------------------------------------------
Special Tax Revenue -- 2.5%
-------------------------------------------------------------------------
    $ 2,240        Bell Mountain Ranch, CO, Metropolitan
                   District, 6.625%, 11/15/25                $  2,280,947
      3,400        Bell Mountain Ranch, CO, Metropolitan
                   District, 7.375%, 11/15/19                   3,624,842
      3,800        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                     4,044,150
-------------------------------------------------------------------------
                                                             $  9,949,939
-------------------------------------------------------------------------
Transportation -- 3.3%
-------------------------------------------------------------------------
    $   930        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.00%, 5/1/21           $    864,705
      1,375        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.125%, 5/1/31             1,277,320
        450        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21                440,271
      5,000        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(1)(5)      5,208,400
      5,250        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27             5,647,110
-------------------------------------------------------------------------
                                                             $ 13,437,806
-------------------------------------------------------------------------
Water and Sewer -- 0.4%
-------------------------------------------------------------------------
    $ 1,800        Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 1/1/18(1)(2)               $  1,560,870
-------------------------------------------------------------------------
                                                             $  1,560,870
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $395,049,875)                            $384,912,792
-------------------------------------------------------------------------

COMMON STOCKS -- 0.0%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Coal -- 0.0%
----------------------------------------------------------------
Horizon Natural Resources Company(6)       172,103  $      1,721
----------------------------------------------------------------
                                                    $      1,721
----------------------------------------------------------------
Total Common Stocks
   (identified cost $2,237,339)                     $      1,721
----------------------------------------------------------------
Total Investments -- 95.6%
   (identified cost $397,287,214)                   $384,914,513
----------------------------------------------------------------
Other Assets, Less Liabilities -- 4.4%              $ 17,595,697
----------------------------------------------------------------
Net Assets -- 100.0%                                $402,510,210
----------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At July 31, 2003, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets individually represent less than 10% in each state.

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 6.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.1% to 3.3% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5)  Security has been issued as an inverse floater bond.
 (6)  Non-income producing security.
 (7)  When-issued security.
 (8)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $397,287,214)                          $384,914,513
Cash                                         3,621,249
Receivable for investments sold              6,266,962
Receivable for open swap contracts           1,386,778
Interest receivable                          9,626,421
Receivable for daily variation margin on
   open financial futures contracts            684,375
Prepaid expenses                                   437
------------------------------------------------------
TOTAL ASSETS                              $406,500,735
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for when-issued securities        $  3,947,053
Accrued expenses                                43,472
------------------------------------------------------
TOTAL LIABILITIES                         $  3,990,525
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $402,510,210
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $409,834,357
Net unrealized depreciation (computed on
   the basis of identified cost)            (7,324,147)
------------------------------------------------------
TOTAL                                     $402,510,210
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2003
Investment Income
-----------------------------------------------------
Interest                                  $15,670,320
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $15,670,320
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,219,182
Trustees' fees and expenses                     7,860
Custodian fee                                  83,073
Legal and accounting services                  11,435
Miscellaneous                                  12,143
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,333,693
-----------------------------------------------------

NET INVESTMENT INCOME                     $14,336,627
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 2,791,465
   Financial futures contracts               (494,699)
-----------------------------------------------------
NET REALIZED GAIN                         $ 2,296,766
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,307,651)
   Financial futures contracts              3,781,105
   Interest rate swap contracts             1,386,778
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 3,860,232
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,156,998
-----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $20,493,625
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2003
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     14,336,627  $     26,710,778
   Net realized gain (loss)                      2,296,766       (21,333,592)
   Net change in unrealized appreciation
      (depreciation)                             3,860,232        22,192,449
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     20,493,625  $     27,569,635
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     59,778,411  $     93,176,293
   Withdrawals                                 (50,920,785)      (94,678,809)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      8,857,626  $     (1,502,516)
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     29,351,251  $     26,067,119
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    373,158,959  $    347,091,840
----------------------------------------------------------------------------
AT END OF PERIOD                          $    402,510,210  $    373,158,959
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ---------------------------------------------------------------
                                  (UNAUDITED)           2003         2002(1)        2001         2000         1999
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.69%(2)        0.71%         0.70%         0.72%        0.68%        0.67%
   Expenses after custodian
      fee reduction                       0.69%(2)        0.71%         0.70%         0.72%        0.67%        0.66%
   Net investment income                  7.47%(2)        7.32%         6.69%         6.86%        6.25%        5.88%
Portfolio Turnover                          17%             15%           24%           29%          58%          25%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           5.42%           7.72%         5.55%           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $402,510        $373,159      $347,092      $328,134     $338,925     $390,909
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the year ended January 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2003, the Eaton Vance High Yield Municipals Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Other -- Investment transactions are accounted for on a trade date basis.
 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 2003, the fee was equivalent to 0.64% (annualized) of the Portfolio's average net assets for such period and amounted to $1,219,182. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $76,530,448 and $63,052,571, respectively, for the six months ended July 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2003 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $394,586,819
    ------------------------------------------------------
    Gross unrealized appreciation             $ 20,544,531
    Gross unrealized depreciation              (32,722,161)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(12,177,630)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At July 31, 2003, the Portfolio entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Portfolio makes bi-annual payments at a fixed rate equal to 4.423% on the notional amount of $25,000,000. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates September 4, 2013 is recorded as a receivable for open swap contracts of $1,386,778 on July 31, 2003.

   A summary of obligations under these financial instruments at July 31, 2003 is as follows:

                                   FUTURES CONTRACTS
    -------------------------------------------------------------------------------
    EXPIRATION                                                       NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION  APPRECIATION
    -------------------------------------------------------------------------------
    9/03         150 U.S. Treasury Bond                       Short  $    1,621,628
    9/03         250 U.S. Treasury Note                       Short       2,040,148
    -------------------------------------------------------------------------------
                                                                     $    3,661,776
    -------------------------------------------------------------------------------

   At July 31, 2003, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

7 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             99%           1%
    Donald R. Dwight                                  99%           1%
    James B. Hawkes                                   99%           1%
    Samuel L. Hayes, III                              99%           1%
    William H. Park                                   99%           1%
    Norton H. Reamer                                  99%           1%
    Lynn A. Stout                                     99%           1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the Portfolio's mandatory retirement policy.

INVESTMENT MANAGEMENT


HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout
                                       24

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Yield Municipals Portfolio
-------------------------------


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: September 23, 2003
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer


Date: September 23, 2003
      ------------------


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: September 23, 2003
      ------------------